UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21891

Cheswold Lane Funds
(Exact name of registrant as specified in charter)

100 Front Street, Suite 960
West Conshohocken, PA 19428
(Address of principal executive offices) (Zip code)

Colleen Quinn Scharpf
Cheswold Lane Asset Management, LLC
100 Front Street, Suite 960
West Conshohocken, PA 19428
(Name and address of agent for service)

Registrant's telephone number, including area code: (610) 940-5330

Date of fiscal year end: December 31
Date of reporting period: September 30, 2014

Item 1.  Schedule of Investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments
September 30, 2014
(Unaudited)

Number of Shares			Value
	COMMON STOCKS	98.8%
	COMMUNICATIONS	3.7%
43,520	BT Group PLC		$267,794
296,800	Vodafone Group PLC		983,399
			1,251,193
	CONSUMER DISCRETIONARY	15.6%
1,440	Christian Dior S.A.		241,364
6,430	Cie Financiere Richemont S.A.		527,695
7,300	Cie Generale des Etablissements Michelin		688,599
88,000	Compass Group PLC		1,421,495
4,830	Daimler AG		370,501
27,600	Jardine Cycle & Carriage Ltd.		928,366
2,070	Kering		417,425
1,335	Swatch Group AG		634,989
			5,230,434
	CONSUMER STAPLES	23.2%
12,000	Ain Pharmaciez, Inc.		273,973
29,500	British American Tobacco PLC		1,665,083
28,850	Diageo PLC		834,775
19,100	Japan Tobacco, Inc.		621,196
12,300	Jardine Matheson Holdings Ltd.		733,080
15,000	Nestle S.A.		1,103,750
6,580	Remy Cointreau S.A.		473,740
19,930	SABMiller PLC		1,107,474
8,500	Seven & I Holdings Co., Ltd.		329,692
4,600	Sundrug Co., Ltd.		204,468
11,100	Unilever NV		442,065
			7,789,296
	ENERGY	10.6%
59,750	BG Group PLC		1,104,150
21,125	ENI SpA		503,510
3,450	Ensco PLC - Cl. A		142,519
10,700	Japan Petroleum Exploration Co.		410,732
14,800	Modec, Inc.		387,695
33,200	Saipem SpA*		706,187
3,400	Technip S.A.		286,060
			3,540,853
	FINANCIALS	17.2%
46,100	Aberdeen Asset Management PLC		299,288
1,950	Allianz S.E.		316,133
15,450	Australia & New Zealand Banking Group Ltd.		418,277
16,400	AXA S.A.		404,148
2,500	BNP Paribas S.A.		165,846
8,540	Commonwealth Bank of Australia		562,977

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (Continued)
September 30, 2014
(Unaudited)

Number of Shares			Value

	FINANCIALS (Continued)
25,100	Credit Suisse Group AG		$695,922
168,400	Dah Sing Financial Holdings Ltd.		1,023,642
19,200	HSBC Holdings PLC		196,700
7,600	ORIX Corp.		104,844
28,100	Prudential PLC		626,773
50,050	Standard Chartered PLC		941,713
			5,756,263
	HEALTH CARE	14.7%
21,270	Getinge A.B. B Shares		536,761
15,000	Novartis AG		1,416,413
5,970	Roche Holding AG		1,770,302
7,900	Sanofi		893,677
8,300	Stada Arzneimittel AG		330,291
			4,947,444
	INDUSTRIALS	7.3%
54,000	Chiyoda Corp.		596,252
8,680	Deutsche Post AG		278,370
7,650	Henkel AG & Co. KGaA		714,947
15,400	JGC Corp.		420,402
6,400	Omron Corp.		290,604
3,450	Rheinmetall AG		166,029
			2,466,604
	MATERIALS	5.0%
15,200	Air Water, Inc.		226,181
13,600	BHP Billiton Ltd.		403,320
122,600	Daido Steel Co., Ltd.		488,499
109,500	Nippon Steel & Sumitomo Metal Corp.		284,146
5,100	Nitto Denko Corp.		279,704
			1,681,850
	UTILITIES	1.5%
42,990	AGL Energy Ltd.		509,662

	TOTAL COMMON STOCKS (Cost $28,818,812)		33,173,599

Principal Amount

	SHORT-TERM INVESTMENT	0.6%
	Variable Rate Demand Deposit
$205,365	UMB Bank Money Market Fiduciary, 0.01%†		205,365

	TOTAL SHORT-TERM INVESTMENTS (Cost $205,365)		205,365

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (Continued)
September 30, 2014
(Unaudited)

TOTAL INVESTMENTS (Cost $29,024,177)	99.4%	$33,378,964

Other Assets, in Excess of Liabilities	0.6%	186,926

NET ASSETS	100.0%	$33,565,890

PLC- Public Limited Company
*	Non-income Producing
†	Indicates yield as of September 30, 2014

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
Schedule of Investments (Continued)
September 30, 2014

Investments by Country (unaudited)
(As a Percentage of Long-term Investments)

Australia	5.7%
France	10.8
Germany	6.6
Hong Kong	5.3
Italy	3.7
Japan	14.8
Singapore	2.8
Sweden	1.6
Switzerland	18.5
United Kingdom	30.2
Total	100.0%

See accompanying notes to schedule of investments.

Cheswold Lane International High Dividend Fund
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2014
(Unaudited)

Note 1.	Federal Income Tax Information

At December 31, 2013, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

Cost of investments	$28,256,768
Unrealized appreciation	6,952,326
Unrealized depreciation	(630,664)
Net unrealized appreciation on investments	$6,321,662

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and investments in passive foreign investment companies.

Note 2.	Fair Value Measurements

Security Valuation – In determining the Fund’s net asset value (“NAV”), portfolio securities primarily listed or traded on a national or foreign securities exchange, except for securities traded on the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) and fixed income securities, are generally valued at the last sale price on that exchange, unless market prices are determined to be not readily available pursuant to the Fund’s pricing procedures.  The Fund values NASDAQ traded securities using the NASDAQ Official Closing Price.  Equity securities, to the extent these are actively traded are generally categorized in Level 1 of the fair value hierarchy.  The Fund generally values fixed income securities using market quotations or a matrix method provided by a pricing service.  The Fund values short-term investments that will mature within 60 days at amortized cost, which approximates market value.  Fixed income securities are generally categorized in Level 2 of the fair value hierarchy.  In the event market quotations are not readily available, a “fair value” price will be determined in accordance with the Fund’s pricing procedures.  Securities other than those listed above will be priced in accordance with the Fund’s registration statement and/or pricing procedures.  In this circumstance, such securities may be categorized as Level 1, Level 2 or Level 3 depending on the inputs used by the Adviser.

The Fund translates prices for its investments that are quoted in foreign currencies into U.S. dollars at current exchange rates.  As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Fund’s NAV, which is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”).  Because foreign markets may be open at different times than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell them.  If reported prices with respect to the Fund’s foreign investments are believed by Cheswold Lane Asset Management, LLC (the “Adviser”) to be stale or unreliable based upon certain triggering factors set forth in the pricing procedures approved by the Board, these investments will be valued at their fair value using a quantitative methodology.  In this circumstance, such securities are categorized as Level 2.  In addition, if, in the opinion of the Adviser, significant events materially affecting the values of the Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the NYSE, or if the values provided by the Adviser’s quantitative methodology are deemed by the Adviser not to reflect fair value, such foreign investments will be priced at fair value as determined in good faith by the Adviser.  In this circumstance, such securities may be categorized as Level 1, Level 2 or Level 3 depending on the inputs used by the Adviser.  The Fund may rely on third-party pricing vendors to monitor for events that may materially affect the values of the Fund’s foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.

The use of fair value pricing by the Fund may cause the NAV of its shares to differ from the NAV that would be calculated by using closing market prices.  Due to the subjective nature of fair value pricing, the Fund’s value for a particular security may be different from the last quoted market price.

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

• Level 1 − quoted prices in active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 − significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014:

Sectors	Level 1	Level 2	Level 3	Total
Communications	$1,251,193	$-	$-	$1,251,193
Consumer Discretionary	5,230,434	-	-	5,230,434
Consumer Staples	7,789,296	-	-	7,789,296
Energy	3,540,853	-	-	3,540,853
Financials	5,756,263	-	-	5,756,263
Health Care	4,947,444	-	-	4,947,444
Industrials	2,466,604	-	-	2,466,604
Materials	1,681,850	-	-	1,681,850
Utilities	509,662	-	-	509,662
Short-term Investments	205,365	-	-	205,365
Total	$33,378,964	$-	$-	$33,378,964

It is the Fund’s policy to recognize transfers between Levels at the end of the period.  In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, at the end of the year, the Adviser valued securities at their fair value due to specific foreign markets observing holiday market closure.  The Fund did not hold any Level 2 or Level 3 investments at September 30, 2014.

The following is a reconciliation of transfers between Levels from December 31, 2013 to September 30, 2014, represented by recognizing the September 30, 2014 fair value of securities previously classified as Level 2 as of December 31, 2013 that transferred hierarchies to Level 1 as of September 30, 2014:
Transfers into Level 1	$11,415,852
Transfers out of Level 1	-
Net transfers in (out) of Level 1	$11,415,852
Transfers into Level 2	$-
Transfers out of Level 2	(11,415,852)
Net transfers in (out) of Level 2	$(11,415,852)

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cheswold Lane Funds

By: /s/ Eric F. Scharpf

     Eric F. Scharpf, President and Chief Executive Officer
     (Principal Executive Officer)
     Date:  November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Eric F. Scharpf

     Eric F. Scharpf, President and Chief Executive Officer
     (Principal Executive Officer)
     Date:  November 26, 2014

By: /s/ Matthew H. Taylor

     Matthew H. Taylor, Executive Vice President, Chief Financial Officer, and Treasurer
     (Principal Financial Officer)
     Date:  November 26, 2014